Equity Investments in Subsidiaries, Associates and Joint Ventures - Summary of significant influence is valued by the equity method (Detail) - Play Digital S.A. - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Equity Investment	1569.00%
Investments in associates	$ 2,650,357	$ 2,076,371